Debt - Additional Information (Detail) ¥ in Thousands, $ in Thousands					1 Months Ended													6 Months Ended	12 Months Ended
	Nov. 01, 2020 CNY (¥)	Oct. 01, 2020 CNY (¥)	Sep. 01, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Nov. 30, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	May 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 01, 2019 CNY (¥)	Jun. 01, 2019 CNY (¥)	Apr. 01, 2019 CNY (¥)	May 01, 2018 CNY (¥)	Feb. 01, 2018 CNY (¥)
Short Term And Long Term Debt [Line Items]
Long term debt weighted average interest rate at a point in time																		6.29%	5.70%		6.29%	5.86%	5.70%
Short-term debt																		¥ 143,979	$ 11,316		¥ 143,979		¥ 73,837
Repayments of short-term debt					¥ 550														$ 34,107	¥ 222,550	45,800	¥ 36,900
Maximum [Member]
Short Term And Long Term Debt [Line Items]
Short-term debt						¥ 550
Debt instrument, interest rate, stated percentage					12.78%
Minimum [Member]
Short Term And Long Term Debt [Line Items]
Short-term debt						1,000
Debt instrument, interest rate, stated percentage					4.85%
Shenzhen Lailai [Member] | Maximum [Member]
Short Term And Long Term Debt [Line Items]
Debt instrument, interest rate, stated percentage					18.25%
Third Party Vehicle Loan [Member]
Short Term And Long Term Debt [Line Items]
Proceeds from long term loan																¥ 9,440
Number Of Vehicles To Be Purchased																100
Payable For Vehicle Purchase																¥ 11,800
Term loan number of monthly instalments																36
Long term debt effective rate of interest																14.86%
Long Term Loan Secured By Property Plant And Equipment [Member]
Short Term And Long Term Debt [Line Items]
Term loan number of monthly instalments																		36
Proceeds from long term secured loan																		¥ 15,270
Long term debt value of security																		¥ 13,100			¥ 13,100
Long Term Loan Secured By Property Plant And Equipment [Member] | Maximum [Member]
Short Term And Long Term Debt [Line Items]
Long term debt effective rate of interest																			8.98%				8.98%
Long Term Loan Secured By Property Plant And Equipment [Member] | Minimum [Member]
Short Term And Long Term Debt [Line Items]
Long term debt effective rate of interest																			8.45%				8.45%
East West Bank At The Rate Of Five Point Five Percent
Short Term And Long Term Debt [Line Items]
Debt instrument face value																										¥ 50,000		¥ 30,000
Short term debt fixed rate of interest																			5.50%				5.50%
Proceeds from short term bank borrowings														¥ 30,000	¥ 20,000		¥ 30,000
Repayment of short term bank borrowings				¥ 10,000										20,000
SPD Silicon Valley Bank Member
Short Term And Long Term Debt [Line Items]
Debt instrument face value	¥ 70,000																							¥ 50,000			¥ 40,000
Proceeds from short term bank borrowings	¥ 30,000		¥ 10,000				¥ 30,000					¥ 40,000	¥ 10,000				¥ 20,000
Repayment of short term bank borrowings		¥ 10,000				30,000	40,000						¥ 10,000
SPD Silicon Valley Bank Member | Revision Of Drawdown Eligibility In Term Loan Facility Member | Maximum [Member]
Short Term And Long Term Debt [Line Items]
Debt instrument face value																								40,000
SPD Silicon Valley Bank Member | Revision Of Drawdown Eligibility In Term Loan Facility Member | Minimum [Member]
Short Term And Long Term Debt [Line Items]
Debt instrument face value																								¥ 20,000
East West Bank
Short Term And Long Term Debt [Line Items]
Debt instrument face value									¥ 50,000																¥ 16,000
Short term debt fixed rate of interest									5.00%																5.00%
Proceeds from short term bank borrowings								¥ 10,000	¥ 25,000	¥ 30,000	¥ 16,000			¥ 16,000
Repayment of short term bank borrowings						¥ 30,000	¥ 16,000			¥ 50,000	¥ 16,000